Liquidity risk - Schedule of Reconciliation of Group Funding to the Balance Sheet (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	£ 5,779		£ 6,158
Debt securities in issue at amortised cost	78,271		70,834
Subordinated liabilities	9,894		10,089	£ 10,253
Customer deposits	496,457		482,745
Repurchase agreements at amortised cost	38,570		37,760
Total equity	47,867	[1]	45,888	£ 47,365	£ 43,911
Deposits from banks
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Fair value and other accounting methods £bn	0		(100)
Debt securities in issue
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Fair value and other accounting methods £bn	(5,600)		(6,400)
Subordinated liabilities
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Fair value and other accounting methods £bn	(1,800)		(2,100)
Included in funding analysis £bn
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	3,800		3,100
Debt securities in issue at amortised cost	83,900		77,200
Subordinated liabilities	11,700		12,200
Total wholesale funding	99,400		92,500
Customer deposits	496,500		482,700
Repurchase agreements at amortised cost	38,600		37,800
Total equity	47,900		45,900
Funding Sources	682,400		658,900
Cash collateral received £bn
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	2,000		3,200
Debt securities in issue at amortised cost	0		0
Subordinated liabilities	0		0
Total wholesale funding	2,000		3,200
Customer deposits	0		0
Repurchase agreements at amortised cost	0		0
Total equity	0		0
Funding Sources	2,000		3,200
Cash collateral received £bn | Global Markets business of Lloyds Bank Corporate Markets plc
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Funding Sources	1,500		2,800
Cash collateral received £bn | General insurance
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Funding Sources	£ 500		£ 400

[1]	2Total equity attributable to owners of the parent was £47,668 million (2024: £45,716 million; 2023: £47,164 million).